Goodwill	12 Months Ended
Dec. 31, 2017
Disclosure of Goodwill [Abstract]
Disclosure of goodwill [text block]
19.	Goodwill

The balance as of December 31, 2017 and 2016 of goodwill in acquisitions of subsidiaries is as follows:

	2017	2016
Transport and Logistics
Oleoducto Central S.A.	683,496	683,496
Exploration and Production
Hocol Petroleum Ltd.	537,598	537,598
Refining and Petrochemicals
Andean Chemical Ltd	127,812	127,812
Propilco S.A	108,137	108,137
	1,457,043	1,457,043
Less impairment Hocol Petroleum Ltd.	(297,121)	(297,121)
	1,159,922	1,159,922

As of December 31, 2017 and 2016, the Group assessed the recoverability of the carrying value of goodwill generated in the acquisition of subsidiaries. The recoverable amount was determined based on the realization value less costs of disposal using the present value of future cash flows for each of the companies acquired with goodwill. The source of information used the financial projections of each company derived from the business plans approved by management, which were developed based on long term macro-economic factors such as price curves and margins and fundamental assumptions of supply and demand. As a result of the analysis, the Group did not recognize any goodwill impairment.